Borrowings (Tables)	12 Months Ended
Sep. 30, 2024
Borrowings [Abstract]
Schedule of Borrowings

As of September 30, 2024 and 2023, summary of the borrowings is as following:

	Annual Interest Rate		Maturity date	September 30, 2024	September 30, 2023
Bank of Jiangsu	4.05%		March 2024	$-	$411,184
	4.05%		September 2025	427,497	-
			Subtotal	$427,497	$411,184
Xiaoshan Rural Commercial Bank	4.40%	– 4.70%	August 2024	$-	$4,454,496
	4.35%	– 4.50%	August 2024	-	1,370,614
	4.50%		August 2025	3,491,222	-
	4.40%		August 2025	1,139,991	-
	4.20%		August 2025	712,494	-
	4.20%		July 2025	712,494	-
			Subtotal	$6,056,201	$5,825,110
Bank of Beijing	3.55%		June 2024	$-	$1,370,614
			Subtotal	$-	$1,370,614
China Citic Bank	3.90%		June 2024	-	1,233,553
	3.70%		July 2025	854,993	-
	4.20%		December 2024	5,984,952	-
			Subtotal	$6,839,945	$1,233,553
			Total	$13,323,643	$8,840,461